JENNISON BLEND FUND, INC.

Gateway Center Three, 4th Floor

Newark, NJ 07102

October 31, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison Blend Fund, Inc. (the Fund)
(File No. 2-75128)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 39 which was filed electronically on October 31, 2007.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

By: /s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary